SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
        CREDIT SUISSE INSTITUTIONAL FUND - INTERNATIONAL FOCUS PORTFOLIO
               CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

     The Credit Suisse International Equity Team is responsible for the day-to-day management of the funds. The current members of the team are Nancy Nierman and Emily Alejos. Anne Budlong is no longer a member of the team.

Dated: September 7, 2006                                   16-0906
                                                           for
                                                           INTFUNDS-PRO-CMN
                                                           INT-PRO-ADV
                                                           INT-PRO-LOAD
                                                           INSTINT-PRO
                                                           TRINT-PRO
                                                           2006-030